Commitments and Contingencies (Details)	Jan. 08, 2015 USD ($) Well	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2015
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 41,654,000
Production Supplies			$ 5,000.0
Share of contingent liabilities of joint ventures incurred jointly with other investors			$ 6,500
G Holdings Yemen, Inc [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Percentage Of Voting Equity Interests Relinquished				13.80%
Subsidiaries [Member] | NW Sitra [member]
Disclosure Of Commitments And Contingencies [Line Items]
Number of wells in a work commitment made by entity | Well	1
Exploration period in a work commitment	4 years
Commitments made by entity lease period	20 years
Commitment made by entity guarantee amount	$ 1,000,000.0
Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		34,619,000
1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		7,035,000
Accounts payable and accrued liabilities [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		26,112,000
Accounts payable and accrued liabilities [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		26,112,000
Long-term borrowings [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		3,040,000
Long-term borrowings [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		3,040,000
Lease obligations [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		800,000
Lease obligations [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		764,000
Lease obligations [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		36,000
Drilling commitment [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,000,000
Drilling commitment [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,000,000
Drilling commitment [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		0
Share based compensation liabilities [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		10,133,000
Share based compensation liabilities [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		6,174,000
Share based compensation liabilities [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		3,959,000
Derivative commodity contracts [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		88,000
Derivative commodity contracts [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		88,000
Equipment and facility leases [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		481,000
Equipment and facility leases [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		481,000
Equipment and facility leases [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 0